Share-Based Compensation (Summary Of Valuation Assumptions) (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	5 years	5 years
Expected annual dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility factor	127.40%	119.10%
Risk-free interest rate	0.33%	1.60%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility factor	135.30%
Risk-free interest rate	1.63%